Intangible Assets and Goodwill, Goodwill Allocated to CGUs (Details) $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2018 USD ($) CashGeneratingUnit	Aug. 31, 2017 USD ($)
Goodwill CGUs [Abstract]
Goodwill	$ 38,648	$ 39,892	$ 35,077
Number of separate CGUs for goodwill impairment testing | CashGeneratingUnit		3
Market Approach [Member] | Bottom of Range [Member] | Revenue multiple, measurement input [member]
Goodwill CGUs [Abstract]
Estimating recoverable amounts, sales multiple	1.0
Market Approach [Member] | Top of Range [Member] | Revenue multiple, measurement input [member]
Goodwill CGUs [Abstract]
Estimating recoverable amounts, sales multiple	7.6
EXFO CGU [Member]
Goodwill CGUs [Abstract]
Goodwill	$ 12,949	$ 13,185
EXFO Optics CGU [Member]
Goodwill CGUs [Abstract]
Goodwill	3,376	3,562
Service Assurance, Systems and Services CGU [Member]
Goodwill CGUs [Abstract]
Goodwill	$ 22,323	0
Service Assurance, Systems and Services CGU [Member] | Liquidation approach [Member]
Goodwill CGUs [Abstract]
Period of liquidation approach	P2Y
Brix CGU [Member]
Goodwill CGUs [Abstract]
Goodwill	$ 0	13,327
Ontology CGU [Member]
Goodwill CGUs [Abstract]
Goodwill	0	7,471
EXFO Solutions CGU [Member]
Goodwill CGUs [Abstract]
Goodwill	$ 0	$ 2,347